UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  12/31/2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       February 2,2009

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total:  $100,538



List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Hathaway Inc C COM              084670108     2898     3000 SH       Sole                     3000
3m Co                          COM              88579Y101     4156    72220 SH       Sole                    72220
AT&T Inc.                      COM              00206R102      391    13735 SH       Sole                    13735
American Express               COM              025816109     1654    89150 SH       Sole                    89150
BP PLC ADR                     COM              055622104     1816    38857 SH       Sole                    38857
Bank of Hawaii                 COM              062540109      226     5000 SH       Sole                     5000
Berkshire Hathaway Inc CL B    COM              084670207     4307     1340 SH       Sole                     1340
Bridgehampton National Bank    COM              108035106     2796   151133 SH       Sole                   151133
Bristol Myers                  COM              110122108      205     8800 SH       Sole                     8800
Cadbury PLC Spons ADR          COM              12721E102     1216    34100 SH       Sole                    34100
Chevron Corporation            COM              166764100     1507    20368 SH       Sole                    20368
Cisco Sys Inc                  COM              17275R102      668    41000 SH       Sole                    41000
Coca-Cola                      COM              191216100      634    14000 SH       Sole                    14000
Deere & Company                COM              244199105      766    20000 SH       Sole                    20000
Diageo PLC                     COM              25243Q205     2736    48225 SH       Sole                    48225
Duke Energy                    COM              26441C105      284    18888 SH       Sole                    18888
EI DuPont de Nemours & Co      COM              263534109      378    14953 SH       Sole                    14953
Emerson Elec Co                COM              291011104     4114   112365 SH       Sole                   112365
Exxon Mobil Corp               COM              30231G102     4857    60840 SH       Sole                    60840
FPL Group Inc.                 COM              302571104      201     4000 SH       Sole                     4000
Factset Research Sys           COM              303075105     2768    62575 SH       Sole                    62575
General Elec Co                COM              369604103     5438   335684 SH       Sole                   335684
Google Inc. CL A               COM              38259P508     2114     6870 SH       Sole                     6870
Heineken Holding               COM              N39338194      293    10375 SH       Sole                    10375
Hewlett Packard                COM              428236103      675    18600 SH       Sole                    18600
Home Depot Inc                 COM              437076102      219     9500 SH       Sole                     9500
Honeywell International Inc    COM              438516106      230     7000 SH       Sole                     7000
Illinois Tool Wks Inc.         COM              452308109      444    12680 SH       Sole                    12680
Intel Corp.                    COM              458140100      419    28600 SH       Sole                    28600
International Business Machine COM              459200101     4312    51241 SH       Sole                    51241
Ishares Inc MSCI Japan Index F COM              G4953R102       96    10000 SH       Sole                    10000
Johnson & Johnson              COM              478160104     2509    41930 SH       Sole                    41930
Kraft Foods Inc Class A        COM              50075N104      269    10000 SH       Sole                    10000
L 3 Communications Hldg Corp   COM              502424104     3817    51740 SH       Sole                    51740
Medtronic Inc.                 COM              585055106     3640   115856 SH       Sole                   115856
Nestle SA                      COM              641069406     3688    94371 SH       Sole                    94371
Norfolk Southern Corp.         COM              655844108      612    13000 SH       Sole                    13000
Pepsico Inc.                   COM              713448108     3801    69407 SH       Sole                    69407
Pfizer Inc.                    COM              717081103      244    13800 SH       Sole                    13800
Plum Creek Timber Co.          COM              729251108      347    10000 SH       Sole                    10000
Procter and Gamble Co          COM              742718109     5412    87551 SH       Sole                    87551
Royal Dutch Shell PLC Spons Ad COM              780259206      424     8000 SH       Sole                     8000
Schlumberger                   COM              806857108     3160    74655 SH       Sole                    74655
Sealed Air Corp New            COM              81211K100      687    45970 SH       Sole                    45970
Staples Inc.                   COM              855030102     4812   268526 SH       Sole                   268526
Stryker Corp                   COM              863667101     2408    60275 SH       Sole                    60275
Target Corp                    COM              87612E106     2856    82708 SH       Sole                    82708
Tesco PLC Ord                  COM              G87621101       59    11400 SH       Sole                    11400
Verizon Communications         COM              92343V104      391    11539 SH       Sole                    11539
Walgreen Co.                   COM              931422109     3460   140270 SH       Sole                   140270
Wells Fargo & Co.              COM              949746101      295    10000 SH       Sole                    10000
Wyeth                          COM              983024100     1588    42346 SH       Sole                    42346
XTO Energy Inc.                COM              98385X106     3240    91860 SH       Sole                    91860